SEGMENT REPORTING	12 Months Ended
Mar. 31, 2018
Segment Reporting [Abstract]
SEGMENT REPORTING

17. SEGMENT REPORTING

In order to focus on the direction of our growth strategy, starting from fiscal 2018, Kyocera has changed the classification of its reporting segments which were previously “Fine Ceramic Parts Group,” “Semiconductor Parts Group,” “Applied Ceramic Products Group,” “Electronic Device Group,” “Telecommunications Equipment Group” and “Information Equipment Group” to “Industrial & Automotive Components Group,” “Semiconductor Components Group,” “Electronic Devices Group,” “Communications Group,” “Document Solutions Group” and “Life & Environment Group.”

The principal businesses of each reporting segment are as follows.

Reporting segment	Principal business
Industrial & Automotive Components Group	Fine Ceramic Components, Automotive Components, Liquid Crystal Displays, Industrial Tools
Semiconductor Components Group	Ceramic Packages, Organic Multilayer Substrates and Boards
Electronic Devices Group	Electronic Components (Capacitors, Crystal Devices, Connectors, Power Semiconductor Devices, etc.), Printing Devices
Communications Group	Mobile Phones, M2M Modules, Information Systems and Telecommunication Services
Document Solutions Group	Printers, Multifunctional Products, Document Solutions, Supplies
Life & Environment Group	Solar Power Generating System related Products, Medical Devices, Jewelry and Ceramic Knives

Kyocera has changed the classification of its reporting segments from fiscal 2018. Business results for fiscal 2016 and 2017 have been reclassified in line with the change to reporting segment classifications.

Inter-segment sales, operating revenue and transfers are made with reference to prevailing market prices. Transactions between reportable segments are immaterial and not shown separately.

Operating profit for each segment represents net sales, less related costs and operating expenses, excluding corporate gains and equity in losses of affiliates and unconsolidated subsidiaries, income taxes and net income attributable to noncontrolling interests.

Assets for each segment represent those assets associated with a specific segment. Corporate assets consist primarily of cash and cash equivalents, the facilities of corporate headquarters and various other investments and assets that are not specific to each segment.

Information by reporting segment at and for the years ended March 31, 2016, 2017 and 2018 is summarized on the following pages:

Reporting segments

	Years ended March 31,
	2016	2017	2018

	(Yen in millions)
Net sales:
Industrial & Automotive Components Group	¥221,978	¥230,229	¥287,620
Semiconductor Components Group	236,265	245,727	257,237
Electronic Devices Group	245,985	240,798	305,145
Communications Group	285,608	252,641	255,535
Document Solutions Group	336,308	324,012	371,058
Life & Environment Group	174,076	149,207	112,212
Others	23,374	22,066	18,827
Adjustments and eliminations	(43,967)	(41,926)	(30,595)

Net sales	¥1,479,627	¥1,422,754	¥1,577,039

	Years ended March 31,
	2016	2017	2018
	(Yen in millions)
Income before income taxes:
Industrial & Automotive Components Group	¥3,684	¥22,442	¥32,557
Semiconductor Components Group	41,707	25,310	32,476
Electronic Devices Group	33,368	30,558	47,285
Communications Group	3,065	8,528	5,061
Document Solutions Group	27,106	28,080	41,141
Life & Environment Group	(43)	1,345	(55,010)
Others	(2,729)	(1,759)	1,621

Total operating profit	106,158	114,504	105,131
Corporate gains and Equity in earnings of affiliates and an unconsolidated subsidiary	39,534	24,636	28,460
Adjustments and eliminations	(109)	(1,291)	(1,725)

Income before income taxes	¥145,583	¥137,849	¥131,866

	Years ended March 31,
	2016	2017	2018
	(Yen in millions)
Depreciation and amortization:
Industrial & Automotive Components Group	¥11,862	¥12,464	¥15,504
Semiconductor Components Group	16,295	17,216	17,535
Electronic Devices Group	16,234	16,667	20,230
Communications Group	7,123	6,460	6,532
Document Solutions Group	14,428	14,867	12,954
Life & Environment Group	6,999	6,367	6,128
Others	1,708	1,539	1,336
Corporate	1,998	1,865	2,585

Total	¥76,647	¥77,445	¥82,804

	Years ended March 31,
	2016	2017	2018
	(Yen in millions)
Write-down of inventories:
Industrial & Automotive Components Group	¥975	¥1,295	¥1,227
Semiconductor Components Group	1,630	1,684	868
Electronic Devices Group	869	610	1,222
Communications Group	5,973	1,669	3,181
Document Solutions Group	890	929	779
Life & Environment Group	1,803	2,941	21,172
Others	98	87	272

Total	¥12,238	¥9,215	¥28,721

The write-down amount for the Life & Environment Group in fiscal 2018 included ¥19,280 million of the write-down of current polysilicon materials already purchased pursuant to the long-term purchase agreements in the solar energy business.

For detailed information regarding the write-down, please refer to the Note 5 to Kyocera’s consolidated financial statements included in this annual report on Form 20-F.

	Years ended March 31,
	2016	2017	2018
	(Yen in millions)
Capital expenditures:
Industrial & Automotive Components Group	¥13,764	¥11,793	¥21,184
Semiconductor Components Group	15,402	16,411	15,820
Electronic Devices Group	19,035	19,095	26,512
Communications Group	3,092	1,836	4,813
Document Solutions Group	8,512	6,891	6,013
Life & Environment Group	5,043	6,185	5,454
Others	1,034	921	1,346
Corporate	3,051	4,649	5,377

Total	¥68,933	¥67,781	¥86,519

	March 31,
	2016	2017	2018
	(Yen in millions)
Assets by reporting segment:
Industrial & Automotive Components Group	¥192,648	¥210,556	¥293,471
Semiconductor Components Group	223,133	201,360	210,658
Electronic Devices Group	446,403	465,831	428,095
Communications Group	172,699	163,854	167,915
Document Solutions Group	301,471	322,118	351,683
Life & Environment Group	220,245	230,166	214,000
Others	53,767	53,595	49,899

	1,610,366	1,647,480	1,715,721
Corporate and investments in and advances to affiliates and an unconsolidated subsidiary	1,616,029	1,576,241	1,537,551
Adjustments and eliminations	(131,346)	(113,251)	(96,195)

Total assets	¥3,095,049	¥3,110,470	¥3,157,077

Information for revenue from external customers by destination and long-lived assets based on physical location as of and for the years ended March 31, 2016, 2017 and 2018 are summarized as follows:

Geographic segments

	Years ended March 31,
	2016	2017	2018
	(Yen in millions)
Net sales:
Japan	¥607,642	¥598,639	¥614,043
Asia	307,744	304,013	363,649
Europe	253,382	235,355	312,669
United States of America	250,203	228,968	224,791
Others	60,656	55,779	61,887

Net sales	¥1,479,627	¥1,422,754	¥1,577,039

	March 31,
	2016	2017	2018
	(Yen in millions)
Long-lived assets:
Japan	¥182,793	¥185,257	¥194,097
Asia	43,785	39,366	47,656
Europe	16,661	15,969	28,388
United States of America	14,264	18,553	23,464
Others	6,984	7,459	7,319

Total	¥264,487	¥266,604	¥300,924

There are no individually material countries with respect to revenue from external customers and long-lived assets in Asia, Europe and Others.